Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
Credit Risk Assumptions for Derivatives [Table Text Block]
The following assumptions were used in the fair market valuations of the 2017 Notes Conversion Derivative and 2020 Notes Conversion Derivative and 2020 Notes Hedges as of September 30, 2015:

	2017 Notes Conversion Derivative	2020 Notes Conversion Derivative	2020 Notes Hedge
Stock Price Volatility (1)	43%	43%	43%
Credit Spread for Wright (2)	5.4%	6.4%	NA
Credit Spread for Deutsche Bank AG (3)	N/A	N/A	0.9%
Credit Spread for Wells Fargo Securities, LLC (3)	N/A	N/A	0.5%
Credit Spread for JPMorgan Chase Bank (3)	N/A	N/A	0.7%

Valuation of Financial Instruments at Fair Value Table
The following table summarizes the valuation of our financial instruments measured at fair value on a recurring basis (in thousands):

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Prices with Unobservable Inputs (Level 3)
At September 30, 2015
Assets
Cash and cash equivalents	$254,435	$254,435	$—	$—
Available-for-sale marketable securities
Corporate debt securities	—	—	—	—
U.S. government debt securities	—	—	—	—
Total available-for-sale marketable securities	—	—	—	—

2020 Notes Hedges	102,226	—	—	102,226

Total	$356,661	$254,435	$—	$102,226

Liabilities
2017 Notes Conversion Derivative	$8,143	$—	$—	$8,143
2020 Notes Conversion Derivative	103,615	—	—	103,615
Contingent consideration	3,303	—	—	3,303
Contingent consideration (CVR)	28,590	28,590	—	—

Total	$143,651	$28,590	$—	$115,061

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Prices with Unobservable Inputs (Level 3)
At December 31, 2014
Assets
Cash and cash equivalents	$227,326	$227,326	$—	$—
Available-for-sale marketable securities
Corporate debt securities	566	—	566	—
U.S. Government debt securities	2,009	2,009	—	—
Total available-for-sale marketable securities	2,575	2,009	566	—

2017 Notes Hedges	80,000	—	—	80,000

Total	$309,901	$229,335	$566	$80,000

Liabilities
2017 Notes Conversion Derivative	$76,000	$—	$—	$76,000
Contingent consideration	1,705	—	—	1,705
Contingent consideration (CVR)	$133,981	133,981	$—	$—
Total	$211,686	$133,981	$—	$77,705

Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation
The following is a roll forward of our assets and liabilities measured at fair value on a recurring basis using unobservable inputs (Level 3):

	Balance at December 31, 2014	Additions	Transfers into Level 3	Gain/(Losses) included in Earnings	Currency	Settlements	Balance at September 30, 2015

2017 Notes Hedges	$80,000	—	—	(10,236)	—	(69,764)	$—
2017 Notes Conversion Derivative	$(76,000)	—	—	18,705	—	49,152	$(8,143)
2020 Notes Hedges	$—	144,843	—	(42,617)	—	—	$102,226
2020 Notes Conversion Derivative	$—	(149,784)	—	46,169	—	—	$(103,615)
Contingent Consideration	$(1,705)	(1,501)	—	(144)	47	—	$(3,303)